Equity (Details) $ / shares in Units, $ in Thousands								1 Months Ended											12 Months Ended
	Sep. 13, 2020 $ / shares shares	Sep. 08, 2020 USD ($) shares	Jun. 02, 2020 USD ($)	Aug. 13, 2019 USD ($) $ / shares shares	Oct. 10, 2018 USD ($) shares	Oct. 02, 2018 USD ($) $ / shares shares	Sep. 10, 2018 USD ($) shares	Sep. 30, 2020 USD ($) shares	Feb. 21, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares shares	Apr. 25, 2019 shares	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Jun. 30, 2018 shares	May 31, 2018 USD ($) shares	Feb. 28, 2018 $ / shares shares	Jan. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($)
Equity (Details) [Line Items]
Consideration amount																			$ 9,232
Exercise price (in Dollars per share) | $ / shares				$ 1.953					$ 1.696
Consideration of attributed to the shares								$ 1,171
Ordinary shares, issued (in Shares) | shares																2,358,820
Aggregate of consideration amount																$ 2,463
Risk free interest rate																			1.55%
Expected volatility																			66.13%
Expected life																			3 months
Expected dividend yield																			0.00%
Fair value of derivative liability																			$ 0			$ 6
Issuance to additional investor (in Shares) | shares					95,785
Cash consideration for additional investor					$ 100
Discount price base percentage				25.00%					25.00%
Default price per share (in Dollars per share) | $ / shares				$ 1.367					$ 1.526
Investors pursuant amount									$ 579
Number of shares issue of convertible instruments (in Shares) | shares											312,849
Additional raise up capital				$ 1,000					$ 1,500
Increase in capital				$ 1,500
Convertible price per share (in Dollars per share) | $ / shares				$ 1.367					$ 1.526
Raised amount				$ 978
Warrants [Member]
Equity (Details) [Line Items]
Consideration of attributed to the shares																			$ 698
Warrant Liability [Member]
Equity (Details) [Line Items]
Consideration of attributed to the shares														$ 158
INX Token [Member]
Equity (Details) [Line Items]
Consideration amount		$ 6,000
Exercise price (in Dollars per share) | $ / shares																			$ 0.25
Fair value of derivative liablility																			$ 693
Initial public offering, percentage																			2.00%
Derivative liabilities																			$ 318			$ 103
Consideration of attributed to the shares																			$ 5
Purchased of ordinary shares (in Shares) | shares		6,666,667
Ordinary shares, issued (in Shares) | shares								1,481,481
Price per share (in Dollars per share) | $ / shares						$ 1.044
Warrant to purchase (in Shares) | shares						325,000
Percentage of INX tokens						70.00%
Number of tokens held (in Shares) | shares																			1,500,000
Ordinary shares [member]
Equity (Details) [Line Items]
Consideration of attributed to the shares														340
INX Token Liability [Member]
Equity (Details) [Line Items]
Consideration of attributed to the shares								$ 829
Directors [Member]
Equity (Details) [Line Items]
Investors pursuant amount										$ 428
Awake Agreement [Member]
Equity (Details) [Line Items]
Consideration amount								$ 2,000
Ordinary shares, issued (in Shares) | shares								264,201
SAFE [Member]
Equity (Details) [Line Items]
Ordinary shares, issued (in Shares) | shares	165,654
Cash consideration amount										$ 2,000
Discount price base percentage			25.00%							25.00%
Default price per share (in Dollars per share) | $ / shares										$ 1.367
Convertible price per share (in Dollars per share) | $ / shares	$ 1.811
Aggregate of ordinary shares (in Shares) | shares																			716,136
Exercise price of ordinary shares (in Dollars per share) | $ / shares																			$ 1.953
Dividing amount of price per share			$ 36,000
Convertible dividing amount of price			36,000
Dividing amount of exercise price																			$ 40,000
Ordinary shares per share price (in Dollars per share) | $ / shares	$ 2.743
Triple V [Member]
Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares																					3,356,666
Consideration amount																					$ 527
Consideration paid in cash																					$ 452
Price per share (in Dollars per share) | $ / shares				$ 1.953
Investors pursuant amount									$ 100	$ 150
Additional raise up capital			$ 300
Raised amount				$ 250
Aggregate of ordinary shares (in Shares) | shares				146,306
Fair value of option amount																			790
New Investor [Member]
Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares																	1,768,290	1,768,290
Consideration amount						$ 500	$ 186			$ 1,500									704	$ 75
Number of investor																	4	4
Warrants to purchase an additional ordinary shares (in Shares) | shares					622,605												1,647,264	1,647,264
Exercise price (in Dollars per share) | $ / shares																	$ 0.13465	$ 0.13465
Purchased of ordinary shares (in Shares) | shares							1,368,759
Consideration cash received												$ 39
Ordinary shares, issued (in Shares) | shares						478,927				621,375			33,391
Warrant to purchase (in Shares) | shares										596,659
Ordinary shares per share price (in Dollars per share) | $ / shares										$ 2.514
New Investor [Member] | INX Token [Member]
Equity (Details) [Line Items]
Additional share received (in Shares) | shares															1,068,000
A-Labs [Member]
Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares													425,183								1,120,000
Consideration amount													$ 444								$ 175
Price per share (in Dollars per share) | $ / shares													$ 1.044
Investors pursuant amount									$ 30	$ 100
A-Labs [Member] | Awake Agreement [Member]
Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares													47,893
Service providers [Member]
Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares) | shares																					440,500
Consideration amount																					$ 69
Derivative liability [Member]
Equity (Details) [Line Items]
Consideration of attributed to the shares																			$ 1
Token Derivative Liability [Member]
Equity (Details) [Line Items]
Consideration of attributed to the shares														$ 2